Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total cost	¥ 244,553	¥ 244,553
Less: Accumulated amortization	(194,209)	(181,904)
Intangible assets, net	50,344	62,649
Acquired User Data [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	127,133	127,133
Intangible assets, net		45,900
Online Audio Video Content Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	96,130	96,130
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	12,290	12,290
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	¥ 9,000	¥ 9,000